Restricted cash and escrow receivables	12 Months Ended
Mar. 31, 2017
Restricted cash and escrow receivables
Restricted cash and escrow receivables

10.     Restricted cash and escrow receivables

	As at March 31,
	2016	2017
	(in millions of RMB)
Cash pledged for a bank in connection with its loan facilities for option exercise in favor of employees of the Company and its related companies	302	—
Cash pledged for treasury management activities	760	—
Money received or receivable on escrow services offered by AliExpress (i)	—	2,528
Others	284	127

	1,346	2,655

(i)

The amount represents customer funds held by external payment networks outside the PRC in relation to the online transaction services of AliExpress with a corresponding liability recorded under escrow money payable.